Parent - only financial statements - CONDENSED STATEMENTS OF CASH FLOWS (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net cash provided by (used in) operating activities	¥ (274,940,789)	$ (39,476,896)	¥ 71,732,868	¥ (3,027,899)
Net cash used in investing activities	(33,182,870)	(4,764,504)	(36,046,123)	(1,646,776)
Net cash provided by financing activities	160,996,502	23,116,403	164,896,124	29,365,000
Effect of exchange rate changes on cash and cash equivalents	1,132,887	162,663	(2,062,387)	0
Net increase (decrease) in cash, cash equivalents and restricted cash	(145,994,270)	(20,962,334)	198,520,482	24,690,325
Cash, cash equivalents and restricted cash at beginning of the year	233,853,654	33,577,471	35,333,172	10,642,847
Cash, cash equivalents and restricted cash at end of the year	87,859,384	12,615,137	233,853,654	35,333,172
Parent Company
Net cash provided by (used in) operating activities	3,911,561	561,635	(535,017)	0
Net cash used in investing activities	(155,900,936)	(22,384,765)	(201,554,446)	0
Net cash provided by financing activities	144,043,186	20,682,191	201,251,124	0
Effect of exchange rate changes on cash and cash equivalents	7,883,387	1,131,921	926,910	0
Net increase (decrease) in cash, cash equivalents and restricted cash	(62,802)	(9,018)	88,571	0
Cash, cash equivalents and restricted cash at beginning of the year	88,571	12,718	0	0
Cash, cash equivalents and restricted cash at end of the year	¥ 25,769	$ 3,700	¥ 88,571	¥ 0